Shareholders’ Equity (Details) - Schedule of Restricted Shares Units	6 Months Ended
Jun. 30, 2023 USD ($) $ / shares shares
Schedule of non-controlling interest [Abstract]
Number of restricted share units outstanding, beginning balance (in Shares) | shares	2,500,650
Weighted average grant date fair value, beginning balance	$ 2
Aggregate intrinsic value, beginning balance (in Dollars) | $	$ 6,826,775
Number of restricted share units outstanding, forfeited (in Shares) | shares	(161,250)
Weighted average grant date fair value, forfeited	$ 2
Aggregate intrinsic value, forfeited
Number of restricted share units outstanding, ending balance (in Shares) | shares	2,339,400
Weighted average grant date fair value, ending balance	$ 2
Aggregate intrinsic value, ending balance (in Dollars) | $	$ 6,222,804